Property and Equipment - Schedule of Property and Equipment and Classification of Depreciation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Cost	$ 157,659	$ 91,787
Accumulated depreciation	46,261	30,175
Net book value	111,398	61,612
Depreciation	16,779	16,905
Cost of revenues
Property, Plant and Equipment [Line Items]
Depreciation	1,253	5,950
Sales and marketing
Property, Plant and Equipment [Line Items]
Depreciation	4,929	4,087
Research and development
Property, Plant and Equipment [Line Items]
Depreciation	7,940	4,900
General and administrative
Property, Plant and Equipment [Line Items]
Depreciation	2,657	1,968
Leasehold improvements
Property, Plant and Equipment [Line Items]
Cost	110,477	63,402
Accumulated depreciation	24,675	16,498
Net book value	85,802	46,904
Computer equipment
Property, Plant and Equipment [Line Items]
Cost	18,141	14,293
Accumulated depreciation	10,989	7,540
Net book value	7,152	6,753
Fulfillment robots
Property, Plant and Equipment [Line Items]
Cost	3,220
Accumulated depreciation	197
Net book value	3,023
Office furniture and equipment
Property, Plant and Equipment [Line Items]
Cost	25,821	14,092
Accumulated depreciation	10,400	6,137
Net book value	$ 15,421	$ 7,955